Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and diluted loss per share
Summary of calculation of loss per share

	2022	2021	2020
	£ 000	£ 000	£ 000
Net loss for the period	(94,375)	(245,224)	(12,326)
	£	£	£
Basic and diluted loss per share	(0.53)	(1.98)	(0.12)
	No. of shares	No. of shares	No. of shares
Weighted average issued shares	179,470,377	124,130,921	99,904,427